Fair Value of Share Options Granted (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.41%
Expected dividend yield	2.19%
Expected term (in years)	7 years
Risk-free rate	1.37%